Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
September 5, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds)
CIK No. 0000725781
Invesco Energy Fund, Invesco Gold & Precious Metals Fund, Invesco Leisure Fund, Invesco
Technology Fund, Invesco Utilities Fund, Invesco Van Kampen American Value Fund, Invesco Van
Kampen Comstock Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap
Value Fund and Invesco Van Kampen Value Opportunities Fund (the “Funds”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on August 27, 2012 (Accession Number: 0000950123-12-011333).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel